Laons (Details) - Schedule of future loan obligations - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of future loan obligations [Abstract]
Year 1		$ 4,571,452
Year 2	1,441,897	1,425,475
Total	$ 1,441,897	$ 5,996,927